Investments in associates and joint ventures - Disclosure of investments in associates and joint ventures (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 14	£ 14
Investments in joint ventures accounted for using equity method	0	0
Total investments accounted for using equity method	14	14
Barclays Bank PLC
Disclosure of associates [line items]
Investments in associates accounted for using equity method	12	12
Investments in joint ventures accounted for using equity method	0	0
Total investments accounted for using equity method	£ 12	£ 12